Quarterly Financial Information (unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016	Jun. 24, 2016	Mar. 25, 2016	Dec. 25, 2015	Sep. 25, 2015	Jun. 26, 2015	Mar. 27, 2015	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Quarterly Financial Information (unaudited)
Revenue	$ 1,315,083	$ 1,302,609	$ 1,290,965	$ 1,287,010	$ 1,332,796	$ 1,303,978	$ 1,284,652	$ 1,228,355	$ 5,195,667	$ 5,149,781	$ 5,216,524
Operating income (loss)	24,615	(1,624)	(14,051)	41,022	18,973	55,151	14,396	39,432	49,962	127,952	55,346
Net income (loss) from continuing operations	49,734	53,550	(5,658)	23,845	13,941	39,825	5,530	25,554	121,471	84,850	(5,834)
Net loss from discontinued operations	(9,873)	(87,199)	(148,532)	(121)	(940)	8,680	(2,424)	1,951	(245,725)	7,267	(312,768)
Net income (loss) attributable to CH2M	$ 36,568	$ 15,933	$ (62,042)	$ 24,579	$ 13,710	$ 39,445	$ 3,750	$ 23,498	$ 15,038	$ 80,403	$ (181,537)
Net income (loss) from continuing operations attributable to CH2M per common share:
Basic net income (loss) from continuing operations per common share (in dollars per share)	$ 1.57	$ 1.25	$ (0.41)	$ 0.70	$ 0.34	$ 1.21	$ 0.17	$ 0.89	$ 0.26	$ 2.64	$ (0.44)
Diluted net income (loss) from continuing operations per common share (in dollars per share)	1.57	1.25	(0.41)	0.70	0.34	1.21	0.17	0.89	0.26	2.63	(0.44)
Net income (loss) attributable to CH2M per common share:
Basic net income (loss) per common share (in dollars per share)	1.08	0.40	(2.53)	0.74	0.37	1.22	0.13	0.86	0.03	2.62	(6.42)
Diluted net income (loss) per common share (in dollars per share)	$ 1.08	$ 0.40	$ (2.53)	$ 0.74	$ 0.37	$ 1.22	$ 0.13	$ 0.86	$ 0.03	$ 2.61	$ (6.42)